Apr. 20, 2017
Lord Abbett Total Return Fund
Lord Abbett Total Return Fund

LORD ABBETT INVESTMENT TRUST

Lord Abbett Total Return Fund

Supplement dated April 20, 2017 to the

Prospectus and Statement of Additional Information

dated April 1, 2017

You should read this supplement in conjunction with the Fund’s prospectus and statement of additional information (SAI).

The following replaces the fifth paragraph under “Principal Investment Strategies” on page 154 of the prospectus:

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average duration range within two years of the U.S. bond market’s duration as measured by the Barclays U.S. Universal Bond Index (which was approximately 5.768 years as of February 13, 2017). The duration of a security takes into account the expected pattern of all payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The following replaces the ninth paragraph under “Principal Investment Strategies – Total Return Fund” on page 213 of the prospectus:

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Duration is a mathematical concept that measures a portfolio’s exposure to interest rate changes. The duration of a security takes into account the expected pattern of all payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point. Under normal conditions, the Fund will maintain its average duration range within two years of the bond market’s duration as measured by the Barclays U.S. Universal Bond Index (which was approximately 5.768 years as of February 13, 2017).

The following replaces the first paragraph under “Investment Policies – Average Duration” on page 2-4 of the SAI:

Average Duration. Under normal market conditions, Short Duration Income Fund maintains its average dollar weighted portfolio duration to a range of one to three years, and Ultra Short Bond Fund maintains a dollar-weighted average portfolio duration of one year or less. Under normal market conditions, Core Fixed Income Fund maintains its duration within two years of the bond market’s duration as measured by the Barclays U.S. Aggregate Bond Index. As of February 13, 2017 this index has a duration of approximately 5.987 years. Under normal market conditions, each of Core Plus Bond Fund and Total Return Fund maintains its duration within two years of the bond market’s duration as measured by the Barclays U.S. Universal Bond Index. As of February 13, 2017 this index has a duration of approximately 5.768 years. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates the bond’s yield, coupon interest payments, final maturity and call features into one measure. Duration allows an investment adviser to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a Fund’s portfolio of bonds. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations, and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility.

Please retain this document for your future reference.